Cover	Mar. 06, 2023
Cover [Abstract]
Entity Registrant Name	Peoples Bancorp of North Carolina, Inc.
Entity Central Index Key	0001093672
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 06, 2023
Entity Incorporation State Country Code	NC
Entity Tax Identification Number	56-2132396
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-27205
Entity Address Address Line 1	518 West C Street
Entity Address City Or Town	Newton
Entity Address Postal Zip Code	28658
City Area Code	828
Local Phone Number	464-5620
Entity Address State Or Province	NC